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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2012

Check here if Amendment [ ]; Amendment Number: -----------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       TB Alternative Assets Ltd.
Address:    Rm 1206, One Lujiazui
            68 Yincheng (c) Road, Pudong,
            Shanghai, People's Republic of China

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shujun Li
Title:  Director
Phone:  86-21-50106156

Signature, Place, and Date of Signing:

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
/s/Shujun Li                           Shanghai, People's Republic of China   xx,xx, 2012
-------------------------------------  -------------------------------------  -----------
             [Signature]                           [City, State]                  [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:            0
                                         ----------
Form 13F Information Table Entry Total:      11
                                         ----------
Form 13F Information Table Value Total:    $80,055
                                         ----------
                                         (thousands)
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List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------         -------- --------- -------- ------------------ ---------- -------- ---------------------
                 TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER    CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------   -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
FOCUS MEDIA
  HLDG LTD       SPON ADR 34415V109   3,768    150,000 SH        DEFINED              150,000
CHINDEX
  INTERNATIONAL
  INC              COM    169467107   4,486    472,250 SH        DEFINED              472,250
VISIONCHINA
  MEDIA INC      SPON ADR 92833U103   3,463  2,191,743 SH        DEFINED            2,191,743
SOHU COM INC       COM    83408W103  11,996    217,445 SH        DEFINED              217,445
HOME INNS &
  HOTELS
  MGMT INC       SPON ADR 43713W107   3,327    130,435 SH        DEFINED              130,435
QIHOO 360
  TECHNOLOGY
  CO LTD           ADS    74734M109  41,672  1,704,392 SH        DEFINED            1,704,392
PERFECT
  WORLD CO       SPON ADR
  LTD             REP B   71372U104      99      6,116 SH        DEFINED                6,116
TRINA SOLAR
  LIMITED        SPON ADR 89628E104   1,534    215,180 SH        DEFINED              215,180
NEW ORIENTAL
  ED & TECH
  GRP I          SPON ADR 647581107   6,709    244,313 SH        DEFINED              244,313
YOUKU INC        SPON ADR 98742U100     220     10,000 SH        DEFINED               10,000
E-COMMERCE
  CHINA          SPN ADS
  DANGDANG IN     COM A   26833A105   2,781    343,278 SH        DEFINED              343,278
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